Insurance Contracts - Summary of Movements in Insurance (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of types of insurance contracts [Line Items]
Beginning balance	€ 110,818
Beginning balance	19,202
Ending balance	20,507	€ 19,202
Ending balance	115,294	110,818
Life insurance general account [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance	98,422	105,763
Beginning balance	17,419	9,714
Acquisitions	0	0
Disposals	0	0
Unwind of discount / interest credited	860	533
Portfolio transfers and acquisitions	95	139
Gross premium and deposits - existing and new business	6,293	6,498
Unwind of discount / interest credited	3,711	4,200
Changes in valuation of expected future benefits	109	823
Insurance liabilities released	(9,582)	(9,247)
Changes in valuation of expected future benefits	617	(1,145)
Loss recognized as a result of liability adequacy testing	49	843
Shadow accounting adjustments	303	(92)
Net exchange differences	3,087	(8,598)
Net exchange differences	858	(1,698)
Transfer (to) / from insurance contracts		23
Transfer (to) / from insurance contracts for account of policyholders		135
Ending balance	18,712	17,419
Transfers to disposal groups		(239)
Other	1	(43)
Ending balance	102,418	98,422
Insurance contracts for general account [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance	3,913	4,739
Gross premium and deposits - existing and new business	1,441	1,625
Unwind of discount / interest credited	199	175
Insurance liabilities released	(1,557)	(2,005)
Change in unearned premiums		1
Changes in valuation of expected future benefits	190	(57)
Shadow accounting adjustments	(11)	(1)
Loss recognized as a result of liability adequacy	(4)	(1)
Net exchange differences	205	(558)
Other	2	(4)
Ending balance	4,377	3,913
Non-life insurance [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance	8,484	9,066
Beginning balance	1,327	1,481
Acquisitions	0	0
Disposals	0	0
Unwind of discount / interest credited	84	89
Portfolio transfers and acquisitions		5
Gross premium and deposits - existing and new business	1,563	1,893
Unwind of discount / interest credited	450	444
Changes in valuation of expected future benefits		28
Insurance liabilities released	(1,052)	(1,065)
Changes in valuation of expected future benefits	(8)	173
Change in unearned premiums	(742)	(1,017)
Change in unexpired risks	2	3
Incurred related to current year	747	750
Incurred related to prior years	195	231
Release for claims settled current year	(278)	(287)
Release for claims settled prior years	(704)	(717)
Shadow accounting adjustments	459	(76)
Change in IBNR	(51)	(79)
Net exchange differences	354	(986)
Net exchange differences	65	(180)
Ending balance	1,356	1,327
Other	(2)	(5)
Ending balance	8,499	8,484
Insurance Contracts for Account of Policyholders [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance	122,168	120,929
Portfolio transfers and acquisitions	(140)	(259)
Gross premium and deposits - existing and new business	9,716	12,144
Unwind of discount / interest credited	(5,311)	13,349
Insurance liabilities released	(10,471)	(10,882)
Fund charges released	(1,671)	(1,746)
Changes in valuation of expected future benefits	(245)	100
Net exchange differences	3,092	(10,289)
Transfer (to) / from insurance contracts	(27)	(135)
Transfers to disposal groups		(1,359)
Other	2	317
Ending balance	€ 117,113	€ 122,168